Trade receivables include the following: (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables
Trade receivables	€ 44,030	€ 19,237
Less: loss allowance of receivables	(17)	(6)
Trade receivables, net	€ 44,013	€ 19,232